Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of gross carrying value of derivatives designated under fair value hedge accounting

Notional amounts of hedging instruments (*)
	31 December 2024	31 December 2023
in € million	Nominal value	Nominal value
By benchmark rate
WIBOR	99,663	89,338
ING uses the following derivative financial instruments in a fair value hedge accounting relationship:

Gross carrying value of derivatives designated under fair value hedge accounting
	Assets	Liabilities	Assets	Liabilities
in EUR million	2024	2024	2023	2023
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	3,080	5,673	3,011	6,410
– Other interest derivatives	207	23	284	34
Hedging instrument on FX rate risk
– Cross currency swaps	12	3

Gross carrying value of derivatives used for cash flow hedge accounting
	Assets	Liabilities	Assets	Liabilities
in EUR million	2024	2024	2023	2023
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	10,635	12,814	11,839	14,051
Hedging instrument on FX rate risk
– Cross currency swaps	472	339	324	39
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps		10	57

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows
The following table shows the net notional amount of derivatives designated in fair value hedging, split into the maturity of the instruments. The net notional amounts presented in the table are a combination of payer (-) and receiver (+) swaps.

Maturity derivatives designated in fair value hedging
in EUR million	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
As at 31 December 2024
Hedging instrument on interest rate risk
– Interest rate swaps	43	1,224	7,341	14,134	6,313	12,050	7,688	1,564	50,358
– Other interest derivatives	-4	-47	-218	-317	-389	-347	-287	-932	-2,540
Hedging instrument on FX rate risk
– Cross currency swaps	-142	-60	-98						-299
As at 31 December 2023
Hedging instrument on interest rate risk
- Interest rate swaps	-670	623	4,648	9,482	13,201	7,224	10,164	1,798	46,471
– Other interest derivatives		-42	-183	-361	-263	-230	-277	-442	-1,797
The following table shows the net notional amount of derivatives designated in cash flow hedging split into the maturity of the instruments. The net notional amounts presented in the table are a combination of payer (+) and receiver (-) swaps.

Maturity derivatives designated in cash flow hedging
in EUR million	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
As at 31 December 2024
Hedging instrument on interest rate risk
– Interest rate swaps	-1,805	-768	-10,590	-13,389	-10,551	-6,040	-4,522	-3,222	-50,886
Hedging instrument on FX rate risk
– Cross currency swaps		-241	-972	122	-1,029	-262	-238	-999	-3,619
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps			-25		-1,283	-1,578			-2,887
As at 31 December 2023
Hedging instrument on interest rate risk
– Interest rate swaps	-214	184	-8,557	-18,551	-6,636	-7,246	-4,896	-3,384	-49,300
Hedging instrument on FX rate risk
– Cross currency swaps		249	1,029	-932	503	-683	167	-693	-362
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps				-24	-1,232	-1,479			-2,736

Maturity derivatives designated in net investment hedging
in EUR million	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
As at 31 December 2024
– FX forwards and cross currency swaps	-8,681	-4,158	-76						-12,916
As at 31 December 2023
– FX forwards and Cross currency swaps	-6,009	-4,576	-87						-10,672

Disclosure of movement in cash flow hedge reserve

Changes in issued share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000	In EUR million
Issued share capital as at 31 December 2021	3,904,065	39
Issue of shares	2,935
Cancellation of shares	-180,461	-2
Issued share capital as at 31 December 2022	3,726,539	37
Issue of shares	5
Cancellation of shares	-228,350	-2
Issued share capital as at 31 December 2023	3,498,194	35
Cancellation of shares	-350,803	-4
Issued share capital as at 31 December 2024	3,147,391	31

Share premium
In EUR million	2024	2023	2022
Opening balance	17,116	17,116	17,105
Issue of shares	0	0	12
Closing balance	17,116	17,116	17,116

Changes in revaluation reserve: Equity securities and Debt instruments at FVOCI
	Equity securities at FVOCI			Debt instruments at FVOCI
In EUR million	2024	2023	2022	2024	2023	2022
Opening balance	1,152	1,187	1,282	-280	-341	96
Unrealised revaluations	664	-35	-118	-261	53	-412
Realised gains/losses transferred to the statement of profit or loss				62	9	-25
Realised revaluations transferred to retained earnings	0	1	23
Closing balance	1,816	1,152	1,187	-479	-280	-341

Changes in cash flow hedge and credit liability reserve
	Cash flow hedge			Credit liability
In EUR million	2024	2023	2022	2024	2023	2022
Opening balance	-2,058	-3,055	-153	31	70	-80
Changes in credit liability reserve				-46	-39	165
Unrealised revaluations	365	997	-2,901
Realised revaluations transferred to retained earnings						-15
Closing balance	-1,693	-2,058	-3,055	-15	31	70

Changes in Property in own use reserve
In EUR million	2024	2023	2022
Opening balance	178	176	208
Impact of IAS 29 on opening balance[1]			-20
Unrealised revaluations	3	10	15
Realised revaluations transferred to retained earnings	-20	-8	-26
Closing balance	161	178	176
[1]    Impact of application of hyperinflation accounting under IAS 29.

Changes in currency translation reserve
In EUR million	2024	2023	2022
Opening balance	-2,527	-2,395	-3,483
Impact of IAS 29 on opening balance[1]			647
Unrealised revaluations	-222	183	-7
Realised gains/losses transferred to the statement of profit or loss	1		4
Exchange rate differences	763	-316	444
Closing balance	-1,986	-2,527	-2,395
1    Impact of application of hyperinflation accounting under IAS 29.

Changes in share of associates, joint ventures and other reserves
In EUR million	2024	2023	2022
Opening balance	3,047	3,603	3,416
Result for the year	125	336	161
Transfer to/from retained earnings	-565	-892	26
Closing balance	2,607	3,047	3,603

Changes in treasury shares
	In EUR million			Number x 1,000
	2024	2023	2022	2024	2023	2022
Opening balance	-1,994	-1,205	-1,612	154,571	107,395	128,301
Purchased/sold for trading purposes	2	-7	4	-211	464	-312
Purchased under staff share plans	-43	-42		3,319	3,156
Distributed under staff share plans	43	41		-3,343	-3,106
Purchased under Share buyback programme	-3,774	-3,482	-1,721	247,584	275,013	159,866
Cancelled Share buyback programme	5,000	2,701	2,124	-350,803	-228,350	-180,461
Closing balance	-765	-1,994	-1,205	51,117	154,571	107,395

Changes in retained earnings
In EUR million	2024	2023	2022
Opening balance	40,299	41,538	35,462
Impact on opening balance[1]		-45	-563
Transfer to/from other reserves	585	899	-8
Result for the year	5,209	3,804	11,965
Dividend and other distributions	-4,124	-2,668	-3,349
Employee share plans	1	-7	15
Share buybacks and other changes	-5,728	-3,222	-1,984
Closing balance	36,243	40,299	41,538
1     In 2023, changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees. 2022: impact of application of hyperinflation accounting under IAS 29.

Non-distributable reserves
In EUR million	2024	2023	2022
ING Bank	5,672	6,727	8,408
Other	0	0	0
Non-distributable reserves	5,672	6,727	8,408
The following table shows the movement of the cash flow hedge reserve:

Movement cash flow hedge reserve
in EUR million	2024	2023
Opening balance	-2,058	-3,055
Value changes recognised in OCI	743	1,922
Amounts recycled to profit or loss	-209	-325
Income tax	-140	-381
Exchange rate and other changes	-14	-103
Adjustment for non controlling interest	-14	-116
Movement for the year	365	997
Ending balance	-1,693	-2,058

Disclosure of detailed information about hedged items

Hedged items included in a fair value hedging relationship
	Carrying amount of the hedged items		Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item		Change in fair value of the hedged item for measuring ineffectiveness for the period	Change in fair value hedging instruments for the period	Hedge ineffectiveness recognised in the statement of profit or loss gain (+) / loss (-)
in EUR million	Assets	Liabilities	Assets	Liabilities
As at 31 December 2024
Interest rate risk and FX rate risk
– Debt securities at fair value through other comprehensive income	35,119		n/a		269
– Loans at FVOCI			n/a
– Loans and advances to customers	1,149		-6		-35
– Debt instruments at amortised cost	13,802		-179		49
– Debt securities in issue		83,669		-2,234	-1,139
– Subordinated loans		17,131		-665	-188
– Customer deposits and other funds on deposit		28		-1	1
– Discontinued hedges			58	-5
Total	50,070	100,827	-126	-2,906	-1,043	1,016	-27
As at 31 December 2023
Interest rate risk and FX rate risk
– Debt securities at fair value through other comprehensive income	31,224		n/a		1,224
– Loans at FVOCI			n/a
– Loans and advances to customers	898				15
– Debt instruments at amortised cost	8,272		-205		234
– Debt securities in issue		70,280		-3,383	-2,680
– Subordinated loans		14,643		-834	-473
– Customer deposits and other funds on deposit		44		-1
– Discontinued hedges			91	-4
Total	40,394	84,967	-113	-4,221	-1,679	1,606	-73

Gross carrying value of derivatives used for net investment hedging
	Assets	Liabilities	Assets	Liabilities
in EUR million	2024	2024	2023	2023
As at 31 December
– FX forwards and Cross currency swaps	82	117	100	92

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting
The following table shows the cash flow hedge accounting impact on profit or loss and comprehensive income:

Cash flow hedging – impact of hedging instruments on the statement of profit or loss and other comprehensive income
in EUR million	Change in value of hedged item used for calculating hedge ineffectiveness for the period	Carrying amount cash flow hedge reserve at the end of the reporting period[1]	Amount reclassified from CFH reserve to profit or loss [2]	Change in value of hedging instrument recognised in OCI for the period	Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
As at 31 December 2024
Interest rate risk on:
– Floating rate lending	-668	-2,850	496
– Floating rate borrowing	114	125	-425
– Other	1	1
– Discontinued hedges		89	-51
Total interest rate risk	-553	-2,635	20	526	39
FX rate risk on:
– Floating rate lending	-79	-55	-121
– Floating rate borrowing	12	5	-37
– Other
– Discontinued hedges			-4
Total FX risk	-67	-51	-162	220	-3
Combined interest and FX rate risk on:
– Floating rate lending	70	72	-68
– Floating rate borrowing
– Other
– Discontinued hedges
Total combined interest and FX risk	70	72	-68	-3	-2
Total cash flow hedge	-550	-2,614	-209	743	35

Cash flow hedging – impact of hedging instruments on the statement of profit or loss and other comprehensive income
in EUR million	Change in value of hedged item used for calculating hedge ineffectiveness for the period	Carrying amount cash flow hedge reserve at the end of the reporting period[1]	Amount reclassified from CFH reserve to profit or loss [2]	Change in value of hedging instrument recognised in OCI for the period	Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
As at 31 December 2023
Interest rate risk on:
– Floating rate lending	-2,694	-3,545	590
– Floating rate borrowing	933	151	-497
– Other
– Discontinued hedges		194	-150
Total interest rate risk	-1,760	-3,200	-57	1,654	58
FX rate risk on:
– Floating rate lending	27	-42	-185
– Floating rate borrowing	-25	1	-33
– Other
– Discontinued hedges		7	-5
Total FX risk	2	-35	-223	200	-12
Combined interest and FX rate risk on:
– Floating rate lending	-20	78	-46
– Floating rate borrowing			1
– Other
– Discontinued hedges			-1
Total combined interest and FX risk	-20	78	-46	68	2
Total cash flow hedge	-1,778	-3,157	-325	1,922	48
[1]The carrying amount is the gross amount, excluding tax adjustments.
[2]The amounts are reclassified to Net interest income - interest income and/or expense on non-trading derivatives (hedge accounting).
In 2024 and 2023 there are no amounts reclassified from CFH reserve to profit or loss for cash flows that are no longer expected to occur.

Net investment hedge accounting – Impact on statement of profit or loss and other comprehensive income
in EUR million	Change in value of hedged item used for calculating hedge ineffectiveness for the period	Carrying amount net investment hedge reserve at the end of the reporting period[1]	Hedged item affected statement of profit or loss	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain(+) / Loss(-)
As at 31 December 2024
Investment in foreign operations	295	-95		-295
Discontinued hedges		302
As at 31 December 2023
Investment in foreign operations	-183	123		183
Discontinued hedges		263
[1] The carrying amount is the gross amount, excluding tax adjustments.